Basic and diluted net income per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2019 $ / shares	[2]	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) from continuing operations attributable to common shareholders of JOYY Inc.		¥ (171,237)		$ (26,243)		¥ (582,608)				¥ 614,630
Numerator for diluted income (loss) per share from continuing operations | ¥		(171,237)				(582,608)				614,630
Net income from discontinued operations attributable to common shareholders of JOYY Inc.		9,780,143		$ 1,498,873		3,961,938				1,027,328
Incremental dilution from Huya | ¥	[1]	(4,531)				(14,004)
Numerator for diluted income per share from discontinued operations | ¥		¥ 9,604,375				¥ 3,365,326				¥ 1,641,958
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding		1,600,199,759		1,600,199,759		1,544,396,920				1,280,847,795
Dilutive effect of share options										94,254
Dilutive effect of restricted share units										12,966,689
Denominator for diluted calculation (in shares)		1,600,199,759		1,600,199,759		1,544,396,920				1,293,908,738
Basic net income (loss)
Net income per share, Basic | (per share)		¥ 6.00		$ 0.92	[2]	¥ 2.19		$ 2.19		¥ 1.28	[2]
Continued operations | (per share)		(0.11)		(0.02)		(0.38)				0.48
Discontinued operations | (per share)		6.11		0.94		2.57				0.80
Diluted net income (loss)
Diluted net income per share | (per share)	[2]	6.00		0.92		2.18				1.27
Continued operations | (per share)		(0.11)		(0.02)		(0.38)				0.48
Discontinued operations | (per share)		6.11		0.94		2.56				0.79
ADS
Basic net income (loss)
Net income per share, Basic | (per share)	[2]	120.10		18.40		43.77				25.64
Continued operations | (per share)		(2.14)	[2]	(0.33)		(7.54)	[2]			9.60	[2]
Discontinued operations | (per share)		122.24	[2]	18.73		51.31	[2]			16.04	[2]
Diluted net income (loss)
Diluted net income per share | (per share)	[2]	120.04		18.39		43.59				25.38
Continued operations | (per share)		(2.14)	[2]	(0.33)		(7.54)	[2]			9.50	[2]
Discontinued operations | (per share)		¥ 122.18	[2]	$ 18.72		¥ 51.13	[2]			¥ 15.88	[2]

[1]	(1) In calculation of diluted net income per share, assuming a dilutive effect, all of Huya’s existing unvested restricted share units and unexercised share options are treated as vested and exercised by Huya under the treasury stock method, causing the decrease percentage of the weighted average number of shares held by the Company in Huya. As a result, Huya’s net income (loss) attributable to the Company on a diluted basis decreased accordingly, which is presented as “incremental dilution from Huya” in the table.
[2]	Each ADS represents 20 common shares.